Commitments	12 Months Ended
Dec. 31, 2021
Disclosure Of Commitments [Abstract]
Commitments	Commitments
22.1 Obligations under the loan agreement with the EIB

In the event the EIB loan is repaid early, or in the event of a change of control after repayment of the loan, the amount of royalties due will be equal to the net present value of the royalties as determined by an independent expert, such amount not to be less than €35.0 million.

The EIB finance contract contains covenants that impose restrictions on the operation of the Company's business but no financial covenants that the Company is required to comply with.

In certain circumstances, including any material adverse change, a change of control of the Company or if Dr. Laurent Levy, Chairman of the Executive Board, ceases to hold office, the Company may be required to pay a cancellation fee. If Dr. Laurent Levy ceases to hold a certain number of shares or ceases to be an officer, the EIB may require early repayment of the loan.

22.2 Obligations under the terms of the rental agreements part of the IFRS 16 exemptions

The obligations of the Company related to the leases falling under the practical expedients (leases related to low-value assets and short-term leases) are as follow:

•One short term lease for an office by Nanobiotix Corp., of which the annual rent is €140 thousand; and
•Leases related to low-value assets for Nanobiotix S.A.’s printers, of which the annual rent is around €10 thousand.

22.3 Obligations related to the MD Anderson agreement

In January 2019, the Company and the University of Texas MD Anderson Cancer Center, world prominent center of research, education, prevention and care for cancer patients announced a large-scale research collaboration.

The collaboration will support multiple new Phase I/II clinical trials involving around 340 patients with Nanobiotix’s first-in-class agent NBTXR3 for use in treating several cancer types – including head and neck, pancreatic, thoracic, lung, gastrointestinal and genitourinary cancers.

As part of the funding for this collaboration, Nanobiotix is committed to pay approximately $11 million for those clinical trials during the collaboration, and made an initial $1.0 million payment at the commencement of the collaboration and a second $1.0 million payment on February 3, 2020. Additional payments will be made in the 6 months following a patient enrollment, and expense is recorded in the statement of consolidated operations during the course of the collaboration on the basis of patients enrolled during the relevant period, with the balance payable upon enrollment of the final patient for all studies. Nanobiotix may also be required to pay an additional one-time milestone payment upon (i) grant of the first regulatory approval by the Food and Drug Administration in the United States and (ii) the date on which a specified number of patients have been enrolled in the clinical trials. The milestone payment increases on an annual basis ranging from $2.2 million to $16.4 million. The amount will be determined on the basis of patients enrolled in the clinical trials at the date of FDA registration. This number increases every year and varies between $2.2 million (if it had been payable in 2020) and $16.4 million (if payable in 2030).

As of December 31, 2021, €1.8 million have already been invoiced since the beginning of the collaboration and €1.0 million remain in prepaid expenses. An additional payment will also occur in the event of a successful first registration of NBTXR3 with the FDA.

22.4 Obligations related to the termination of the PharmaEngine agreement

In March 2021, the Company and PharmaEngine mutually agreed to terminate the license and collaboration agreement entered into in August 2012.

During the year ended December 31, 2021, the Company paid $6.5 million to PharmaEngine (€5.4 million converted at the exchange rate on the payment date) in accordance with the termination agreement signed between the parties. PharmaEngine is eligible to receive additional payments of $1 million upon receipt by the Company of clinical study reports and of $5 million upon the second regulatory approval of NBTXR3 in any jurisdiction in the world and for any indication. The Company has also agreed to pay royalties to PharmaEngine at low single-digit royalty rates with respect to sales of NBTXR3 in the Asia-Pacific region for a 10-year period beginning at the date of the first sales in the region.